Related Parties Related Party Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related Parties

Note 4. Related Party Transactions

Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10,000,000 of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”) (see below), the only holder of Liminatus’ Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, Liminatus issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of approximately $6,400,000 was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10,000,000 of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4,499,142 that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

On April 30, 2025, upon consummation of the Business Combination, the outstanding principal and accrued interest on the Feelux Bonds, totaling $10,681,146, and 9,999,999 member units of Liminatus were converted into 4,000,000 shares of the Company’s common stock.

As of September 30, 2025 and December 31, 2024, the Feelux Bonds have a carrying amount of $0 and $10,000,000, respectively, and are included in short-term debt, related parties in the unaudited condensed consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the related accrued interest of the Feelux Bonds was $0 and $646,124, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, the Company recorded $0 and $26,633, respectively, of interest expense in the unaudited condensed consolidated statements of operations for the Feelux Bonds. For the nine months ended September 30, 2025 and 2024, the Company recorded $35,023 and $79,254, respectively, of interest expense in the unaudited condensed consolidated statements of operations for the Feelux Bonds.

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $800,000 from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023.

On April 30, 2025, upon consummation of the Business Combination, the outstanding principal of $800,000 was forgiven.

As of September 30, 2025 and December 31, 2024, the Car-Tcellkor Loan had a carrying amount of $0 and $800,000, respectively, and is recorded in short-term debt, related parties in the unaudited condensed consolidated balance sheets (see Note 5).

Valetudo Loans

On December 1, 2022, the Company borrowed $700,000 from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $700,000 of membership interest from a member (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023. On May 1, 2025, the Company paid the outstanding principal balance of $700,000.

In June 2023, the Company borrowed an additional $300,000 and $200,000 (the “Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023. On May 1, 2025, the Company paid $300,000 of the outstanding principal balance on the Valetudo June 2023 Loans.

In July 2023, the Company borrowed an additional $250,000 (the “Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024.

In August 2023, the Company borrowed an additional $250,000 and $150,000 (the “Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6% interest per annum and were due on January 31, 2024 and February 2, 2024, respectively. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $400,000, along with accrued interest, of the Valetudo August 2023 Loans was converted into common stock of the Company.

In November 2023, the Company borrowed an additional $200,000 (the “Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024. On April 30, 2025, upon consummation of the Business Combination, the outstanding principal of $200,000, along with accrued interest, on the Valetudo November 2023 Loan was converted into common stock of the Company.

In January 2024, the Company borrowed an additional $600,000 and $150,000 (the “Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $750,000, along with accrued interest, of the Valetudo August 2023 Loans was converted into common stock of the Company.

As of September 30, 2025 and 2024, the loans from Valetudo of $450,000 and $2,800,000, respectively, are recorded in short-term debt, related parties in the unaudited condensed consolidated balance sheets (see Note 5). As of September 30, 2025 and December 31, 2024, the related accrued interest of the loans from Valetudo was $109,475 and $115,017, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, interest expense related to the Valetudo loans was $3,833 and $24,533, respectively. For the nine months ended September 30, 2025 and 2024, interest expense related to the Valetudo loans was $38,375 and $72,016, respectively.

Please refer to Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5,000,000 from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Business Combination. In February 2023, the Company repaid $1,000,000 of the short-term loan. In March 2023, the Company repaid an additional $2,000,000 of the loan. On April 30, 2025, upon consummation of the Business Combination, $2,000,000, along with accrued interest, of the Ewon Loan was converted into common stock of the Company.

On September 10, 2023, the Company entered into a loan agreement to borrow $200,000 from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Business Combination. On April 30, 2025, upon consummation of the Business Combination, $200,000, along with accrued interest, of the Ewon September 2023 Loan was converted into common stock of the Company.

On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1,000,000 (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest. On April 30, 2025, upon consummation of the

Business Combination, outstanding principal of $1,000,000, along with accrued interest, of the Ewon December 2023 Loan was converted into common stock of the Company.

As of September 30, 2025 and December 31, 2024, the balance of $0 and $3,200,000 of the Ewon loans is recorded in short-term debt, related parties in the unaudited condensed consolidated balance sheets (see Note 5). As of September 30, 2025 and December 31, 2024, the related accrued interest of the loans from Ewon was $0 and $102,089, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, interest expense related to the Ewon loans was $0 and $11,244, respectively. For the nine months ended September 30, 2025 and 2024, interest expense related to the Ewon loans was $14,667 and $33,489, respectively.

Prophase Loans

On February 26, 2024, the Company borrowed an additional $200,000 from Prophase Sciences LLC (“Prophase”) (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, $168,500, along with accrued interest, of the Prophase February 2024 Loan was converted into common stock of the Company.

On March 6, 2024, the Company borrowed an additional $250,000 from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

On April 1, 2024, the Company borrowed an additional $250,000 from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, the outstanding principal of $250,000, along with accrued interest, on the Prophase April 2024 Loan was converted into common stock of the Company.

In May 2024, the Company borrowed an additional $790,000 from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $790,000 Prophase May 2024 Loans, $270,000 was due on June 1, 2024 and $520,000 was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $550,000, along with accrued interest of the Prophase May 2024 Loans was converted into common stock of the Company.

In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In February of 2025, the Company borrowed an additional $206,000 from Prophase (the “Prophase February 2025 Loan”). The Prophase February 2025 Loan bears interest at 6% per annum and was due on April 11, 2025, which may be extended upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $125,000, along with accrued interest, on the Prophase February 2025 Loan was converted into common stock of the Company.

In March of 2025, the Company borrowed $207,000 from Prophase (the “Prophase March 2025 Loan”). The Prophase March 2025 Loan bears interest at 6% per annum and was due on June 6, 2025, which may be extended upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $200,000, along with accrued interest, on the Prophase March 2025 Loan was converted into common stock of the Company.

In April of 2025, the Company borrowed an additional $3,627,000 from Prophase (the “Prophase April 2025 Loans”). The loans bear 6% interest per annum. Of the aggregate $3,627,000 Prophase April 2025 Loans, $200,000 was due on May 2, 2025, $1,920,120 was due on May 13, 2025 and $1,506,880 was due on May 14, 2025. On April 30, 2025, upon consummation of the Business Combination, the outstanding principal of $3,627,000, along with accrued interest, on the Prophase April 2025 Loans was converted into common stock of the Company.

As of September 30, 2025 and December 31, 2024, the balance of the Prophase loans is $742,500 and $1,623,000, respectively. As of September 30, 2025 and December 31, 2024, the related accrued interest of the loans from Prophase was $67,898 and $66,728, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, interest expense related to the Prophase Loans was $11,385 and $24,179, respectively. For the nine months ended September 30, 2025 and 2024, interest expense related to the Prophase loans was $65,687 and $41,842, respectively.

Please refer to Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $850,000 from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $800,000, along with accrued interest, of the Hana Loans was converted into common stock of the Company.

As of September 30, 2025 and December 31, 2024, the balance of the Hana Loans is $50,000 and $850,000, respectively. As of September 30, 2025 and December 31, 2024, the related accrued interest of the loans from Hana was $1,275 and $19,150, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, interest expense related to the Hana Loans was $767 and $6,117, respectively. For the nine months ended September 30, 2025 and 2024, interest expense related to the Hana Loans was $18,275 and $6,117, respectively.

Please refer to Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $400,000 from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $300,000 from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025. On April 30, 2025, upon consummation of the Business Combination, outstanding principal of $550,000, along with accrued interest, on the Amantes November 2024 Loans was converted into common stock of the Company.

On January 2, 2025 and January 23, 2025, the Company borrowed a total of $300,000 from Amantes, pursuant to loan agreements between the Company and Amantes (the “Amantes January 2025 Loans”). The Amantes January 2025 Loans bear interest at 6% per annum and are due on March 1, 2025 and March 22, 2025, respectively, which may be extended upon mutual agreement of the parties. On April 30, 2025, upon consummation of the Business Combination, the outstanding principal of $250,000, along with accrued interest, on the Amantes January 2025 Loans was converted into common stock of the Company.

As of September 30, 2025 and December 31, 2024, the balance of the Amantes Loans is $200,000 and $700,000, respectively. As of September 30, 2025 and December 31, 2024, the related accrued interest of the loans from Amantes was $6,220 and $5,700, respectively, and is included in accrued interest, related parties in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, interest expense related to the Amantes Loans was $3,067 and $0, respectively. For the three months ended September 30, 2025 and 2024, interest expense related to the Amantes Loans was $24,825 and $0, respectively.

Please refer to Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of September 30, 2025 and December 31, 2024, the Company has $180,253 and $187,753, respectively, due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of September 30, 2025 and December 31, 2024, the Company has $126,275 due from Viral Gene included in due from related party in the unaudited condensed consolidated balance sheets for a loan to Viral Gene and expenses paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.

Liminatus Pharma, LLC
Related Party Transaction [Line Items]
Related Parties

Note 4. Related Parties Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10.0 million of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”), the only holder of Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, the Company issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of $6.4 million was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10.0 million of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4.5 million that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

As of December 31, 2024 and 2023, the Feelux Bonds have a carrying amount of $10.0 million and are included in short-term debt, related parties in the balance sheets. As of December 31, 2024 and 2023, the related accrued interest of the Feelux Bonds was $0.6 million and $0.5 million, respectively, and is included in accrued interest, related parties in the balance sheets. For the years ended December 31, 2024 and 2023, the Company recorded approximately $0.1 million, respectively, of interest expense in the statements of operations for the Feelux Bonds. The debt discount was fully amortized prior to the year ended December 31, 2021 (see Note 5).

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $0.8 million from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023. As of December 31, 2024 and December 31, 2023, the Car-Tcellkor Loan of $0.8 million is recorded in short-term debt, related parties in the balance sheets (see Note 5).

See Note 5 for discussion related to notes which have passed their maturity dates.

Valetudo Loans

On December 1, 2022, the Company borrowed $0.7 million from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $0.7 million of membership interest from a member (see Note 6) (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023. In June 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023. In July 2023, the Company borrowed an additional $0.3 million (“Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024. In August 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6% interest per annum and were due on January 31, 2024 and February 2, 2024, respectively. In November 2023, the Company borrowed an additional $0.2 million (“Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024. In January 2024, the Company borrowed an additional $0.6 million and $0.2 million (Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024, which could be extended to the second anniversary upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. As of December 31, 2024 and 2023, the loans from Valetudo of $2.8 million and $2.1 million are recorded in short-term debt, related parties in the balance sheets, respectively (see Note 5). For the years ended December 31, 2024 and 2023, interest expense related to the Valetudo loans was approximately $0.1 million and less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5.0 million from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon Loan has an option to purchase $5.0 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. In February 2023, the Company repaid $1.0 million of the short-term loan. In March 2023, the Company repaid an additional $2.0 million of the loan. On September 10, 2023, the Company entered into a loan agreement to borrow $0.2 million from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon September 2023 Loan has the option to purchase $0.2 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1.0 million (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest. As of December 31, 2024 and 2023, the balance of $3.2 million of the Ewon loans is recorded in short-term debt, related parties in the balance sheets (see Note 5). For both years ended December 31, 2024 and 2023, interest expense related to the Ewon loans was approximately $0.1 million.

See Note 5 for discussion related to notes which have passed their maturity dates.

Prophase Loans

On September 7, 2023, the Company entered into a short-term loan agreement with Prophase Sciences LLC (“Prophase”), a related party of the Company (the “Prophase Loan”). The loan stipulates that $0.1 million would be loaned immediately, and an additional $0.2 million would be loaned within a month from the date of the loan agreement. The Prophase Loan bears no interest and is payable by the first anniversary of the month of the loan agreement. The Company repaid the $0.1 million on September 12, 2023. On December 11, 2023, the Company borrowed an additional $0.2 million from Prophase. The loan bears no interest and was due on or before December 21, 2024 or upon failure to close the Iris Business Combination. The Company repaid the $0.2 million on December 21, 2023. On February 26, 2024, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On March 6, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On April 1, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. In May 2024, the Company borrowed an additional $0.8 million from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $0.8 million Prophase May 2024 Loans, $0.3 million was due on June 1, 2024 and $0.5 million was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Prophase loans is $1.6 million and $0. For the years ended December 31, 2024 and 2023, interest expense related to the Prophase Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $0.9 million from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Hana Loans is $0.9 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Hana Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $0.4 million from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $0.3 million from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025. As of December 31, 2024 and 2023, the balance of the Amantes November 2024 Loans is $0.7 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Amantes November 2024 Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of December 31, 2024 and 2023, the Company has $0.2 million due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of December 31, 2024 and 2023, the Company has $0.1 million due from Viral Gene included in due from related party in the balance sheets for a loan to Viral Gene and expense paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.